ANNUAL REPORT
                                 AUGUST 31, 1997


                                     [LOGO]




                           MATTHEWS PACIFIC TIGER FUND

                                 MATTHEWS ASIAN
                           CONVERTIBLE SECURITIES FUND

                               MATTHEWS KOREA FUND



--------------------------------------------------------------------------------
                           MATTHEWS INTERNATIONAL FUNDS
--------------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDER:

I HAVE PLEASURE IN ENCLOSING THE ANNUAL FINANCIAL STATEMENTS FOR THE MATTHEWS INTERNATIONAL FUNDS FOR THE 12 MONTHS ENDED AUGUST 31, 1997.

DURING THIS PERIOD THE NET ASSET VALUE OF THE MATTHEWS PACIFIC TIGER FUND GAINED 4.75%, THE MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND GAINED 14.67%, AND THE MATTHEWS KOREA FUND DECLINED 14.38%. A BROAD BENCHMARK OF ASIAN TIGER MARKETS, THE MORGAN STANLEY ALL COUNTRIES FAR EAST EX-JAPAN INDEX DECLINED 6.6% OVER THE SAME PERIOD. WE ATTRIBUTE THE OUT-PERFORMANCE OF OUR TWO DIVERSIFIED FUNDS TO OUR EMPHASIS ON "BOTTOM-UP" STOCK SELECTION.

SINCE INCEPTION THE MATTHEWS PACIFIC TIGER FUND GAINED 13.49% AND THE MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND GAINED 27.54%. THE MORGAN STANLEY ALL COUNTRIES FAR EAST EX-JAPAN INDEX DECLINED 9.84% OVER THE SAME PERIOD. THE MATTHEWS KOREA FUND DECLINED 37.55% AND OVER THE SAME PERIOD THE KOSPI INDEX DECLINED 40.42%.

ASIAN ECONOMIES IN GENERAL CONTINUED TO EXHIBIT STRONG GROWTH DURING THE YEAR, ALTHOUGH CONDITIONS VARIED CONSIDERABLY AROUND THE REGION. THE BEST PERFORMANCE CAME FROM CHINA AND HONG KONG, WHILE THAILAND AND OTHER SOUTH-EAST ASIAN COUNTRIES SAW THEIR ECONOMIES SLOW. THE TIGER REGION HAS FACED THE CHALLENGE OF A MORE COMPETITIVE EXPORT ENVIRONMENT AT A TIME WHEN EXTERNAL DEMAND FOR ITS PRODUCTS HAS BEEN FLAT. THE RAPID EMERGENCE OF A HIGHLY COMPETITIVE MAINLAND CHINESE ECONOMY IS CREATING BOTH ENORMOUS OPPORTUNITIES AND INCREASED CHALLENGES FOR COMPANIES ELSEWHERE IN ASIA. RECENT CURRENCY WEAKNESS IN SOUTH-EAST ASIA HAS AFFECTED SENTIMENT THROUGHOUT THE REGION AND A NUMBER OF MARKETS ARE DOWN CONSIDERABLY FROM THEIR HIGHS.

IN SPITE OF THESE CHALLENGES, WE REMAIN OPTIMISTIC THAT ASIA'S LONG TERM ATTRACTIONS AS GROWTH ECONOMIES REMAIN INTACT, UNDERPINNED BY HIGH RATES OF SAVINGS AND A COMMITMENT TO FREE MARKET PRINCIPLES. WE ARE FOCUSED ON IDENTIFYING TIGER BASED COMPANIES WITH THE NECESSARY ATTRIBUTES TO CONTINUE THEIR HISTORIC ABOVE AVERAGE EARNINGS GROWTH. WITH MARKETS AT CURRENT LEVELS, THESE COMPANIES APPEAR TO US TO OFFER EXCEPTIONAL LONG TERM VALUE.

THANK YOU FOR YOUR SUPPORT.

SINCERELY,

/S/ SIGNATURE

G. PAUL MATTHEWS
PRESIDENT, MATTHEWS INTERNATIONAL FUNDS

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
================================================================================
The graph below compares the increase in value of a $10,000 investment in Matthews Pacific Tiger Fund and Matthews Asian Convertible Securities Fund with the performance of the MSCI AC Far East ex Japan Index with gross dividends in U.S. dollars. The total returns of the Matthews Pacific Tiger Fund and the Matthews Asian Convertible Securities Fund for one year was 4.75% and 14.67%, respectively, and the average annual total return was 4.35% and 8.53%, respectively.

     [LINE GRAPH DEPICTING PACIFIC TIGER & ASIAN CONV. SEC. FUNDS
                    ASSUMING $10,000 INVESTED AT INCEPTION]

         Matthews   MSCI AC   Matthews
         Pacific   Far East  Asian Conv.
          Tiger    ex Japan    Sec.
          Fund      Index      Fund

09/12/94 10,000    10,000    10,000
11/94     9,720     9,329     9,930
02/95     9,241     8,879     9,722
05/95     9,723     9,447    10,284
08/95     9,793     8,873    10,089
11/95     9,432     8,784    10,191
02/96    10,965     9,563    11,124
05/96    11,186    10,185    11,228
08/96    10,835     9,658    11,122
11/96    11,908    10,174    11,978
02/97    12,439    10,326    12,095
05/97    12,920    10,118    12,268
08/97    11,349     9,017    12,754


The graph below compares the increase in value of a $10,000 investment in Matthews Korea Fund with the performance of the Korea Stock Price Index. The total return of the Matthews Korea Fund for one year was (14.38%) and the average annual total return was (16.21%).

                        [LINE GRAPH DEPICTING KOREA FUND
                    ASSUMING $10,000 INVESTED AT INCEPTION]

         Matthews   Korea
          Korea     Stock
           Fund     Price
                    Index

01/02/95 10,000    10,000
02/95     9,000     8,621
05/95     8,960     8,590
08/95     9,130     8,897
11/95     9,230     9,061
02/96     8,404     8,301
05/96     8,636     8,790
08/96     7,294     7,620
11/96     6,820     6,990
02/97     5,892     6,245
05/97     6,416     6,767
08/97     6,245     6,124

GENERAL MARKET AND ECONOMIC INFORMATION
================================================================================

   [LINE GRAPH DEPICTING ASIA EX-JAPAN VS. US AND INTERNATIONAL STOCK MARKETS
                          DECEMBER 1987 - AUGUST 1997]

         MSCI ALL      S&P 500     MSCI EUROPE
       COUNTRY FAR      INDEX     AUSTRALIA FAR
         EAST (EX                  EAST INDEX
      JAPAN) INDEX

DEC-87   0              0              0
JAN-88   11.88          4.04           6.96
FEB-88   18.56          8.39           14.41
MAR-88   21.83          4.78           17.35
APR-99   33.42          5.77           19.57
MAY-88   39.65          6.1            16.49
JUN-88   47.03          10.69          20.58
JUL-88   63.59          10.09          24.17
AUG-88   70.7           5.84           18.7
SEP-88   79.54          10.05          22.63
OCT-88   66.08          12.91          24.66
NOV-88   76.67          10.77          28.47
DEC-88   66.65          12.4           31.99
JAN-89   83.77          20.39          39.08
FEB-89   93.01          16.91          37.27
MAR-89   102.81         19.34          39.89
APR-89   112.54         25.32          41.36
MAY-89   127.93         29.13          42.89
JUN-89   115.13         28.7           40.1
JUL-89   121.61         40.07          50.09
AUG-89   129.87         42.24          50.52
SEP-89   138.06         41.31          52.01
OCT-89   132.43         37.75          47.68
NOV-89   125.13         40.03          54.4
DEC-89   133.5          43.03          58.4
JAN-90   160.02         33.19          51.58
FEB-90   153.72         34.32          43.37
MAR-90   139.08         37.58          32.93
APR-90   114.15         33.88          31.59
MAY-90   109.81         46.19          42.77
JUN-90   89.86          44.9           39.4
JUL-90   96.35          44.14          35.59
AUG-90   59.28          30.55          20.24
SEP-90   36.58          23.87          1.31
OCT-90   52.9           23.04          11.96
NOV-90   58.71          30.41          6.51
DEC-90   63.33          33.65          9.32
JAN-91   59.97          39.2           10.19
FEB-91   82.81          48.56          23.49
MAR-91   87.53          51.86          24.83
APR-91   94.96          51.91          25.19
MAY-91   92.4           57.77          27.01
JUN-91   91.72          50.22          19.98
JUL-91   96.13          56.96          23.66
AUG-91   85.38          60.04          20.61
SEP-91   87.8           56.98          22.86
OCT-91   83.9           58.84          24.25
NOV-91   84.66          51.86          16.6
DEC-91   89.16          68.81          16.78
JAN-92   109.41         65.44          17.02
FEB-92   106.85         67.03          15.21
MAR-92   101.53         63.38          9.25
APR-92   104.85         67.94          9.46
MAY-92   112.5          68.1           12.65
JUN-92   116.06         65.19          4.01
JUL-92   106.31         71.69          0.29
AUG-92   100.63         67.57          2.87
SEP-92   99.34          69.1           2.13
OCT-92   116.06         69.45          3.05
NOV-92   112.59         74.58          6.59
DEC-92   105.8          76.34          7.43
JAN-93   109.37         77.59          7.57
FEB-93   126.86         79.45          9.92
MAR-93   131.55         82.8           16.02
APR-93   146.1          78.16          22.84
MAY-93   155.18         82.2           23.58
JUN-93   147.09         82.34          23.21
JUL-93   146.34         81.37          28.48
AUG-93   157.29         87.62          34.14
SEP-93   166.65         85.74          30.61
OCT-93   205.87         89.34          37.04
NOV-93   212.21         86.9           25.95
DEC-93   291.08         88.79          36.62
JAN-94   276.6          94.92          45.84
FEB-94   255.11         89.06          41.86
MAR-94   221.53         80.41          33.96
APR-94   238.98         82.5           37.85
MAY-94   251.21         84.76          38.46
JUN-94   241.44         79.81          34.86
JUL-94   263.29         85.47          36.98
AUG-94   288.62         92.45          39.72
SEP-94   293.38         87.27          33.06
OCT-94   292.54         91.17          34.27
NOV-94   262.55         83.62          31.23
DEC-94   262.13         85.88          31.93
JAN-95   223.16         90.39          25.37
FEB-95   245.04         97.26          22.88
MAR-95   250.32         102.65         21.15
APR-95   241.78         108.32         24.55
MAY-95   267.13         115.88         24.12
JUN-95   261.36         120.48         21.22
JUL-95   263.93         127.48         29.85
AUG-95   244.83         127.41         33.35
SEP-95   255.15         136.53         34.24
OCT-95   249.49         135.35         31.96
NOV-95   241.37         145.01         36.76
DEC-95   255.52         149.28         42.13
JAN-96   272.22         157.41         47.17
FEB-96   271.64         159.2          45.42
MAR-96   278.2          161.25         49.19
APR-96   306.11         164.76         54.12
MAY-96   295.81         170.81         52.08
JUN-96   293.3          171.42         53.36
JUL-96   265.74         159.01         45.65
AUG-96   275.32         163.88         46.65
SEP-96   284.32         178.18         53.23
OCT-96   276.59         185.44         51.17
NOV-96   295.29         206.39         57.02
DEC-96   290.96         199.8          55.64
JAN-97   297.6          218.18         57.78
FEB-97   301.27         220.07         61.35
MAR-97   283.39         206.43         61.87
APR-97   277.77         224.32         66.45
MAY-97   293.17         243.32         71.08
JUN-97   307.24         258.24         80.1
JUL-97   310.89         286.23         89.2
AUG-97   250.38         264.04         75.17



ECONOMIC STATISTICS (AS OF 6/30/97)

              POPULATION    1997E REAL    1996 REAL     1996E GDP         1996 GDP
   MARKET     (MILLIONS)    GDP GROWTH   GDP GROWTH  (US$  BILLIONS)  PER CAPITA (US$)
---------------------------------------------------------------------------------------
 U.S.            264           3.7%         2.4%         7,447            28,060
---------------------------------------------------------------------------------------
 Japan           126           1.3%         3.5%         4,506            35,842
---------------------------------------------------------------------------------------
 China         1,215          10.5%         9.7%           846               684
---------------------------------------------------------------------------------------
 Hong Kong         7           5.4%         4.8%           155            24,489
---------------------------------------------------------------------------------------
 Indonesia       198           7.3%         7.8%           220             1,120
---------------------------------------------------------------------------------------
 Malaysia         21           7.8%         8.2%            99             4,821
---------------------------------------------------------------------------------------
 Philippines      69           6.5%         5.5%            83             1,197
---------------------------------------------------------------------------------------
 Singapore         3           6.8%         7.0%            94            31,510
---------------------------------------------------------------------------------------
 South Korea      45           4.1%         6.7%           490            10,852
---------------------------------------------------------------------------------------
 Taiwan           22           6.2%         5.7%           273            12,755
---------------------------------------------------------------------------------------
 Thailand         61           5.3%         6.8%           183             3,047
---------------------------------------------------------------------------------------

                 1997E      1996        PRIME      96E CURRENT A/C
   MARKET     INFLATION  INFLATION  LENDING RATES     (% OF GDP)
-------------------------------------------------------------------
 U.S.             2.6%       2.9%       8.5%                (2%)
-------------------------------------------------------------------
 Japan            1.1%       0.0%       2.5%               1.5%
-------------------------------------------------------------------
 China            8.6%       8.3%      10.0%              (0.1%)
-------------------------------------------------------------------
 Hong Kong        6.5%       6.0%       8.5%              (1.9%)
-------------------------------------------------------------------
 Indonesia        6.7%       7.9%      21.5%              (3.3%)
-------------------------------------------------------------------
 Malaysia         4.0%       3.5%       9.1%              (6.3%)
-------------------------------------------------------------------
 Philippines      5.9%       8.4%      14.5%              (4.6%)
-------------------------------------------------------------------
 Singapore        2.5%       1.4%       6.4%               8.8%
-------------------------------------------------------------------
 South Korea     (4.5%)     (4.5%)     12.5%              (4.8%)
-------------------------------------------------------------------
 Taiwan           2.5%       3.1%       7.6%               3.4%
-------------------------------------------------------------------
 Thailand         4.1%       5.8%      13.3%              (8.2%)
-------------------------------------------------------------------

MATTHEWS INTERNATIONAL FUNDS -- SCHEDULE OF INVESTMENTS  AUGUST 31, 1997
================================================================================

MARKET SECTOR DIVERSIFICATION
AS A PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES AS OF AUGUST 31, 1997

                                                    MATTHEWS
                                   MATTHEWS           ASIAN
                                    PACIFIC        CONVERTIBLE      MATTHEWS
                                     TIGER         SECURITIES         KOREA
                                     FUND             FUND            FUND
                                  -----------      -----------      ---------
EQUITIES
     Agricultural Equipment ......    1.38%            0.00%           0.00%
     Automotive ..................    1.88             0.00            6.65
     Banking .....................    3.79             0.01            0.00
     Building Materials ..........    0.00             1.14            0.00
     Chemical ....................    0.00             0.00            7.00
     Commercial & Industrial .....   10.39             1.35           16.04
     Communications ..............    0.00             0.00            7.83
     Conglomerate ................    4.49             0.00            0.00
     Construction ................    0.00             0.76            5.46
     Consumer ....................    0.81             0.00            0.00
     Department Stores ...........    1.01             0.00            0.00
     Electrical ..................    0.00             0.00           12.88
     Electronics .................    8.79             0.00            0.00
     Financial ...................    9.65             1.92           13.10
     Food ........................    1.01             0.00            0.00
     Food & Beverages ............    6.47             0.00            0.91
     Gaming ......................    0.85             0.00            0.00
     Health Care .................    1.83             0.00            0.00
     Hotels ......................    2.02             0.00            0.00
     Infrastructure ..............    0.00             1.98            0.00
     Insurance ...................    2.29             0.00            4.34
     Investments .................    1.46             1.36            0.00
     Machinery & Equipment .......    0.44             0.00            0.00
     Manufacturing ...............    5.50             0.00            0.00
     Media .......................    1.59             1.45            0.00
     Paper Products ..............    0.00             0.00            4.33
     Petro-Chemical ..............    0.00             1.06            0.00
     Pharmaceutical ..............    0.00             0.00            1.91
     Property ....................    1.53             0.00            0.00
     Retail ......................    2.84             0.00            0.00
     Road Construction ...........    0.00             0.33            0.00
     Rubber Manufacturer .........    0.00             0.00            3.99
     Shipping ....................    2.04             0.00            0.00
     Software ....................    5.26             0.00            0.00
     Trading .....................    6.75             0.00            0.00
     Transportation ..............    0.00             0.00            0.59
     Utility .....................   11.35             1.22            3.22
     Wholesale & Retail Trade ....    0.00             0.00           11.75
                                     -----            -----          ------
         Total Equities ..........   95.42            12.58          100.00

                 See accompanying notes to financial statements.

MATTHEWS INTERNATIONAL FUNDS -- SCHEDULE OF INVESTMENTS  AUGUST 31, 1997
================================================================================

MARKET SECTOR DIVERSIFICATION (CONTINUED)
AS A PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES AS OF AUGUST 31, 1997

                                                      MATTHEWS
                                     MATTHEWS           ASIAN
                                      PACIFIC        CONVERTIBLE      MATTHEWS
                                       TIGER         SECURITIES         KOREA
                                       FUND             FUND            FUND
                                     ---------       ------------     --------
BONDS
     Automotive ....................   0.00             3.23            0.00
     Banking .......................   0.00             2.49            0.00
     Basic Industry ................   0.00             2.01            0.00
     Commercial & Industrial .......   0.00             7.81            0.00
     Conglomerate ..................   0.00             5.42            0.00
     Department Stores .............   1.52             0.82            0.00
     Electrical ....................   0.00             6.56            0.00
     Electrical Appliance ..........   0.00             1.27            0.00
     Electronics ...................   1.87            10.24            0.00
     Financial .....................   0.00             5.18            0.00
     Food ..........................   0.00             1.09            0.00
     Hotels ........................   0.00             7.53            0.00
     Industrial ....................   1.19             3.89            0.00
     Infrastructure ................   0.00             2.80            0.00
     Petro-Chemical ................   0.00             7.95            0.00
     Plastics ......................   0.00             1.81            0.00
     Property ......................   0.00             5.57            0.00
     Retail ........................   0.00             4.35            0.00
     Transportation ................   0.00             4.09            0.00
     Utility .......................   0.00             2.51            0.00
                                    -------           ------          ------
         Total Bonds ...............   4.58            86.62            0.00
MUTUAL FUND ........................   0.00             0.80            0.00
                                    -------           ------          ------
TOTAL INVESTMENTS .................. 100.00%          100.00%         100.00%
                                    =======           ======          ======

                 See accompanying notes to financial statements.

MATTHEWS INTERNATIONAL FUNDS -- SCHEDULE OF INVESTMENTS  AUGUST 31, 1997
================================================================================

MATTHEWS PACIFIC TIGER FUND

                                  SHARES       VALUE
                                 --------    ---------

EQUITIES -- 89.20%***
HONG KONG -- 49.67%
China Light & Power Co., Ltd. ..  190,000   $  880,238
China Resources Enterprise, Ltd.  220,000      922,694
China Travel International
    Investment Hong Kong, Ltd. .1,226,000      909,725
Dickson Concepts
    International, Ltd. ........  305,000    1,157,175
Founder Hong Kong, Ltd. ........2,426,954    2,145,379
Guangdong Brewery
    Holdings, Ltd.** ...........  129,000       45,364
Guangdong Electric Power
    Development Co.,
    Ltd. B Shares ..............  699,990      509,475
Guangdong Investment, Ltd. .....1,032,000    1,245,212
Guangdong Investment, Ltd.
    Warrants** .................  103,200       59,930
Guangdong Kelon Electric
    Holding ....................1,230,000    1,531,737
Guangnan Holdings ..............  736,000      987,786
Hong Kong Telecommunications,
    Ltd. .......................  491,907    1,034,719
HSBC Holdings PLC ..............   55,608    1,693,562
Li & Fung, Ltd. ................1,402,000    1,429,312
National Mutual Asia, Ltd. .....1,150,000      934,954
Peregrine Investments
    Holdings, Ltd. .............  650,000    1,207,891
Qingling Motors, Ltd. ..........1,360,000      767,837
Shanghai New Asia Group Co.,
    Ltd. B Shares ..............1,800,000      824,400
Swire Pacific, Ltd. A Shares ...  140,000    1,070,455
Vitasoy International
    Holdings, Ltd. .............3,172,000    1,606,663
Wuxi Little Swan Co.,
    Ltd. B Shares ..............  425,000      712,991
                                            ----------
TOTAL HONG KONG ................            21,677,499
                                            ----------
INDONESIA -- 4.80%
PT Bimantara Citra .............  555,000      498,559
PT Matahari Putra Prima ........  705,000      370,423
PT Modern Photo Film Co. .......  192,000      455,593
PT Telekomunikasi Indonesia ....  486,500      441,148
PT Tempo Scan Pacific ..........  295,000      330,000
                                            ----------
TOTAL INDONESIA ................             2,095,723
                                            ----------
MALAYSIA -- 3.98%
Arab Malaysian Finance Berhad ..  382,000      360,312
Berjaya Sports Toto Berhad .....  127,000      348,479
Public Bank Berhad .............        3            3
RHB Capital Berhad .............  221,000      379,005
Star Publications (Malaysia) ...  307,000      647,585
                                            ----------
TOTAL MALAYSIA .................             1,735,384
                                            ----------

                                  SHARES       VALUE
                                 --------     --------
PHILIPPINES -- 5.26%
Manila Electric Co. B Shares ...  203,980   $  691,115
Philippine Long Distance
    Telephone Co. ..............   35,300      894,110
RFM Corp. ......................2,229,000      410,605
Security Bank Corp.** ..........  348,000      297,631
                                            ----------
TOTAL PHILIPPINES ..............             2,293,461
                                            ----------
SINGAPORE -- 11.20%
Avimo Group, Ltd. ..............  515,000      653,745
Osprey Maritime, Ltd. ..........  717,000      834,318
Parkway Holdings, Ltd. .........  198,000      746,173
Sunright, Ltd. .................  495,000      719,992
Venture Manufacturing
    (Singapore), Ltd. ..........  360,000    1,309,076
Wing Tai Holdings, Ltd. ........  296,000      626,241
                                            ----------
TOTAL SINGAPORE ................             4,889,545
                                            ----------
SOUTH KOREA -- 9.68%
Keum Kang Development Ind. Co. .   30,840      410,061
Korea Electric Power Corp. .....   33,300      870,781
Kyung Nam Bank .................   80,000      695,844
Kyungwon Century Co. ...........   16,000      416,620
LG Cable & Machinery ...........   46,000      749,252
Maxon Electronics Co. ..........   18,900      487,944
Samsung Securities Co., Ltd.** .   39,000      596,343
                                            ----------
TOTAL SOUTH KOREA ..............             4,226,845
                                            ----------
THAILAND -- 4.61%
Bangkok Bank Public Co., Ltd. ..   71,000      350,950
Bank of Ayudhya Public Co., Ltd.  321,000      497,601
Srithai Superware
    Public Co., Ltd. ...........  223,000      423,954
Thai Engine Manufacturing Public
    Co., Ltd.** ................  100,000      561,567
Tipco Asphalt Public Co., Ltd.
    Warrants** .................   30,600      178,105
                                            ----------
TOTAL THAILAND .................             2,012,177
                                            ----------
TOTAL EQUITIES
    (Cost $40,119,667) .........            38,930,634
                                            ----------

                 See accompanying notes to financial statements.

MATTHEWS INTERNATIONAL FUNDS -- SCHEDULE OF INVESTMENTS  AUGUST 31, 1997
================================================================================

MATTHEWS PACIFIC TIGER FUND (CONTINUED)

                                   FACE
                                  AMOUNT       VALUE
                                 --------    ----------
INTERNATIONAL DOLLAR BONDS (NOTE 1-A) -- 4.28%
Far Eastern Department Stores
    3.000%, 07/06/01 ........... $590,000  $   622,450
Samsung Electronics Co.
    0.250%, 12/31/06 ...........  600,000      763,500
Jardine Strategic Holdings, Ltd.
    7.500%, 05/07/49 ...........  400,000      484,000
                                           -----------
TOTAL INTERNATIONAL DOLLAR BONDS
    (Cost $1,838,208) ..........             1,869,950
                                           -----------
TOTAL INVESTMENTS -- 93.48%
    (Cost $41,957,875*) ........            40,800,584
                                           -----------
CASH AND OTHER ASSETS,
    LESS LIABILITIES -- 6.52% ...            2,846,569
                                           -----------
NET ASSETS -- 100% ..............          $43,647,153
                                           ===========

   * Cost for Federal income tax purposes is $41,957,875 and net unrealized depreciation consists of:
       Gross unrealized appreciation .. $ 5,939,417
       Gross unrealized depreciation ..  (7,096,708)
                                        -----------
       Net unrealized depreciation .... $(1,157,291)
                                        ===========
**  Non-income producing security
*** As a percentage of net assets as of August 31, 1997.

                 See accompanying notes to financial statements.

MATTHEWS INTERNATIONAL FUNDS -- SCHEDULE OF INVESTMENTS  AUGUST 31, 1997
================================================================================
MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND

                                  SHARES       VALUE
                                ----------   ---------

EQUITIES -- 12.69%***
HONG KONG -- 5.40%
Cross-Harbour Tunnel Co. ........  60,000   $  123,112
Peregrine Investments
    Holdings, Ltd. ..............  64,000      118,931
Peregrine Investments Holdings,
    Ltd. Warrants** .............   1,400          695
South China Morning Post
    (Holdings), Ltd. ............ 112,000       90,334
                                           -----------
TOTAL HONG KONG .................              333,072
                                           -----------
MALAYSIA -- 0.77%
Renong Berhad Warrants** ........  40,000       12,348
United Engineers (Malaysia), Ltd.   8,624       35,200
                                           -----------
TOTAL MALAYSIA ..................               47,548
                                           -----------
SOUTH KOREA -- 4.82%
Korea Electric Power Corp. ......   2,900       75,834
Korea Kumho Petrochemical Co.
    Preferred ...................  16,000       65,595
Tong Yang Cement Co. Preferred ..  11,450       70,920
Tong Yang Securities Co.
    Preferred** .................  27,300       84,698
                                           -----------
TOTAL SOUTH KOREA ...............              297,047
                                           -----------
THAILAND -- 1.70%
Industrial Finance Corp. of Thailand
    Warrants** ..................  15,600          867
Srithai Superware Public Co., Ltd. 44,000       83,650
Tipco Asphalt Public Co., Ltd.
    Warrants** ..................   3,500       20,371
                                           -----------
TOTAL THAILAND ..................              104,888
                                           -----------
TOTAL EQUITIES
    (Cost $984,995) .............              782,555
                                           -----------

                                   FACE
                                  AMOUNT       VALUE
                                 ---------    --------
INTERNATIONAL DOLLAR BONDS (NOTE 1-A) -- 87.36%
HONG KONG -- 34.69%
China Travel International Investment
    Overseas Finance, Ltd.
    4.250%, 11/18/98 ............$150,000      223,500
Goldlion Capital (B.V.I.)
    4.875%, 02/01/99 ............ 150,000      127,500
Shangri-La Asia Capital, Ltd.
    2.875%, 12/16/00 ............ 200,000      170,000

                                   FACE
                                  AMOUNT       VALUE
                                 ---------    --------
Hong Kong & Shanghai Overseas
    Finance, Ltd.
    5.000%, 01/06/01 ............$200,000   $  186,000
Sino Land
    5.000%, 02/26/01 ............ 100,000       94,500
New World Infrastructure, Ltd.
    5.000%, 07/15/01 ............ 150,000      174,000
Qingling Motors, Ltd.P.
    3.500%, 01/22/02 ............ 200,000      201,000
First Pacific Capital, Ltd.
    2.000%, 03/27/02 ............ 250,000      243,750
Bank of East Asia, Ltd.
    2.000%, 07/19/03 ............ 200,000      229,500
Zhenhai Refining & Chemical Co., Ltd.
    3.000%, 12/19/03 ............ 200,000      295,000
Regal Hotels International Holdings, Ltd.
    5.250%, 12/13/08 ............  95,000      112,575
Amoy Properties, Ltd.
    5.500%, 12/29/49 ............ 100,000       81,500
                                           -----------
TOTAL HONG KONG .................            2,138,825
                                           -----------
INDONESIA -- 2.03%
PT Indocement
    2.000%, 02/27/06 ............ 150,000      125,250
                                           -----------
MALAYSIA -- 1.50%
Commerce Asset Holdings
    1.750%, 09/26/04 ............  80,000       92,600
                                           -----------
PHILIPPINES -- 7.89%
Metro Pacific Capital, Ltd.
    2.500%, 04/11/03 ............  60,000       53,250
JG Summit (Cayman), Ltd.
    3.500%, 12/23/03 ............  80,000       53,000
International Container Terminal
    Services, Inc.
    1.750%, 03/13/04 ............ 100,000       88,500
FDC Capital Cayman
    2.500%, 05/15/06 ............  90,000       74,925
RFM Capital, Ltd.
    2.750%, 05/30/06 ............  60,000       60,900
Philippine Long Distance Telephone Co.
    3.500%, 12/31/49 ............ 290,000      155,875
                                           -----------
TOTAL PHILIPPINES ...............              486,450
                                           -----------

                 See accompanying notes to financial statements.

MATTHEWS INTERNATIONAL FUNDS -- SCHEDULE OF INVESTMENTS  AUGUST 31, 1997
================================================================================

MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND (CONTINUED)

                                   FACE
                                  AMOUNT       VALUE
                                 --------    ---------
SINGAPORE -- 8.32%
Jardine Strategic Holdings, Ltd.
    7.500%, 05/07/49 ............$200,000   $  242,000
Dairy Farm International Holdings, Ltd.
    6.500%, 05/10/49 ............ 345,000      270,825
                                           -----------
TOTAL SINGAPORE .................              512,825
                                           -----------
SOUTH KOREA -- 11.70%
Yukong, Ltd.
    3.000%, 12/31/01 ...........3,400,000      199,580
Samsung Display Devices Co.
    0.250%, 03/12/06 ...........  100,000       98,750
Samsung Electronics Co.
    0.250%, 12/31/06 ...........  160,000      203,600
Daewoo Corp.**
    0.000%, 12/31/07 ...........  100,000      113,750
LG Electronics, Inc.
    0.250%, 12/31/07 ...........  100,000      105,750
                                           -----------
TOTAL SOUTH KOREA ..............               721,430
                                           -----------
TAIWAN -- 17.21%
Nan Ya Plastic Corp.
    1.750%, 07/19/01 ...........   80,000      112,400
President Enterprises+**
    0.000%, 07/22/01 ...........   40,000       67,500
Yangming Marine Transport Corp.
    2.000%, 10/06/01 ...........  150,000      166,125
Yageo Corp.
    1.250%, 07/24/03 ...........   80,000      258,000
Compal Electronics, Inc.P.
    1.000%, 11/21/03 ...........  100,000      252,500
Walsin Lihwa Corp.
    3.250%, 06/16/04 ...........   70,000       78,750
Acer Peripherals, Inc.
    1.250%, 11/27/06 ...........   80,000      126,000
                                           -----------
TOTAL TAIWAN ...................             1,061,275
                                           -----------
THAILAND -- 4.02%
Tanayong Public Co., Ltd.
    3.500%, 03/01/04 ...........  110,000       42,350
Robinson Department Store
    Public Co., Ltd.
    4.250%, 04/07/04 ...........   50,000       50,875

                                   FACE
                                  AMOUNT       VALUE
                                 --------    ----------
Bangkok Bank Public Co., Ltd.
    1.500%, 08/07/06 ........... $160,000   $  154,600
                                           -----------
TOTAL THAILAND .................               247,825
                                           -----------
TOTAL INTERNATIONAL DOLLAR BONDS
    (Cost $4,963,419) ..........             5,386,480
                                           -----------

                                  SHARES       VALUE
                                 --------    ----------
INVESTMENT COMPANY -- 0.81%
    (Cost $58,293)
The India Fund, Inc. ...........    6,000       49,878
                                           -----------
TOTAL INVESTMENTS -- 100.86%
    (Cost $6,006,707*) .........             6,218,913
                                           -----------
LIABILITIES, LESS CASH AND
    OTHER ASSETS -- (0.86%) .....              (52,921)
                                           -----------
NET ASSETS -- 100% ..............           $6,165,992
                                           ===========

* Cost for Federal income tax purposes is $6,006,707 and net unrealized appreciation consists of:
     Gross unrealized appreciation .....$ 656,110
     Gross unrealized depreciation ..... (443,904)
                                        ---------
     Net unrealized appreciation .......$ 212,206
                                        =========
** Non-income producing security
+  Convertible bond with put option
P. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1997, the value of these securities amounted to $453,500 or 7.35% of net assets.
***As a percentage of net assets as of August 31, 1997.

                 See accompanying notes to financial statements.

MATTHEWS INTERNATIONAL FUNDS -- SCHEDULE OF INVESTMENTS  AUGUST 31, 1997
================================================================================

MATTHEWS KOREA FUND
                                  SHARES       VALUE
                                ----------  -----------

EQUITIES -- SOUTH KOREA -- 99.51%***
Dae Duck Electronics Co. ........   9,130   $  688,923
Daewoo Corp. ....................  50,860      400,117
Daewoo Heavy Industries
    Preferred** ................. 140,550      537,282
Daewoo Telecom Co. ..............  40,550      485,252
Dong-A Pharmaceutical Co., Ltd. .  13,584      367,270
Dongwon Securities Co. ..........  50,100      610,637
Halla Climate Control ...........   6,980      198,766
Handsome Co., Ltd. ..............  16,010      713,132
Hankook Tire Manufacturing Co. ..  11,030      438,755
Hankuk Electric Glass ...........  27,730      497,757
Hansol Paper Co. ................  19,000      467,368
Heung-Ah Tire & Rubber Co. ......  14,050      330,039
Hyosung T & C Co., Ltd. .........  28,080      793,396
Hyundai Cement Co.** ............   2,690      116,840
Hyundai Engineering &
    Construction Co.** ..........  25,380      534,315
Keumkang, Ltd. ..................  17,000      858,947
Kookmin Bank ....................   6,795       85,079
Korea Electric Power Corp. ......  15,000      392,244
Korea Exchange Bank .............  95,000      542,105
Korea Express Co. ...............  15,210      328,637
Korea Industrial Leasing Co. ....  38,570      241,890
Korean Air** ....................   7,550      113,773
Kyung Nam Bank ..................  66,430      577,812
LG Cable & Machinery ............  54,440      886,723
LG Chemical, Ltd. ...............  20,500      338,449
LG Electronics ..................  40,000      859,833
LG Industrial Systems ...........  25,000      531,856
LG Information & Communication,
    Ltd. ........................   9,722    1,023,368
Lotte Chilsung Beverage Co. .....   1,500      175,346

                                  SHARES       VALUE
                                ----------  -----------
Mando Machinery Corp. ...........   6,000   $  222,715
Medison Co., Ltd. ...............   8,580      741,540
Namhae Chemical .................   7,530      321,224
Oriental Fire & Marine Insurance   23,000      468,919
Pohang Iron & Steel Co., Ltd. ...     980       62,872
Pusan Bank ......................  80,000      465,374
Rocket Electric Co. Preferred ...  22,640      180,618
Samsung Electro-Mechanics Co.
    Preferred ...................  21,850      254,210
Samsung Fire & Marine Insurance .     920      366,980
Seoul City Gas Co., Ltd. ........   5,570      228,354
Shinsegae Department Store Co. ..  11,080      387,953
Young Poong Paper Manufacturing
    Co.** .......................  10,290      367,133
Youngone Corp. ..................  18,000      368,975
Yukong, Ltd. ....................  30,000      688,088
                                           -----------
TOTAL EQUITIES
    (Cost $19,975,252) ..........           19,260,866
                                           -----------
TOTAL INVESTMENTS -- 99.51%
    (Cost $19,975,252*) .........           19,260,866
                                           -----------
CASH AND OTHER ASSETS,
    LESS LIABILITIES -- 0.49% ....              95,155
                                           -----------
NET ASSETS -- 100% ...............         $19,356,021
                                           ===========

    *Cost for Federal income tax purposes is $19,975,252 and net unrealized depreciation consists of:
       Gross unrealized appreciation ...$ 1,076,312
       Gross unrealized depreciation ... (1,790,698)
                                        -----------
     Net unrealized depreciation .......$  (714,386)
                                        ===========
**  Non-income producing security
*** As a percentage of net assets as of August 31, 1997.

                 See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  AUGUST 31, 1997
================================================================================

                                                                                           MATTHEWS
                                                                          MATTHEWS           ASIAN
                                                                           PACIFIC        CONVERTIBLE      MATTHEWS
                                                                            TIGER         SECURITIES         KOREA
                                                                            FUND             FUND            FUND
                                                                        ------------     ------------     -----------
ASSETS:
   Investments, at value (Cost $41,957,875, $6,006,707
     and $19,975,252, respectively) ..................................   $40,800,584      $6,218,913      $19,260,866
   Cash ..............................................................     2,843,264         371,118          344,758
   Dividends and interest receivable .................................       120,627          45,906            1,782
   Receivable for capital shares sold ................................       439,220          12,817           91,273
   Deferred organization costs (Note 1-E) ............................        13,691          13,692            7,641
   Due from Advisor (Note 2) .........................................         9,788           8,320            1,631
   Other assets ......................................................            87             227              630
                                                                         -----------      ----------      -----------
     Total assets ....................................................    44,227,261       6,670,993       19,708,581
                                                                         -----------      ----------      -----------
LIABILITIES:
   Payable for securities purchased ..................................       286,755               0           56,878
   Payable for capital shares redeemed ...............................       230,287         493,288          255,502
   Accrued expenses ..................................................        63,066          11,713           40,180
                                                                         -----------      ----------      -----------
     Total liabilities ...............................................       580,108         505,001          352,560
                                                                         -----------      ----------      -----------
NET ASSETS:
   Applicable to 3,861,005, 526,451, and 3,125,655 shares of
     beneficial interest issued and outstanding, respectively, unlimited
     number of shares authorized with a $0.001 par value .............   $43,647,153      $6,165,992      $19,356,021
                                                                         ===========      ==========      ===========
NET ASSETS CONSIST OF:
   Capital paid-in ...................................................   $44,320,180      $5,649,975      $20,715,603
   Accumulated undistributed net investment income ...................       109,395               0                0
   Accumulated undistributed net realized gain (loss) on
     investments .....................................................       377,138         303,811         (645,352)
   Net unrealized appreciation (depreciation) on investments and
     foreign currency related transactions ...........................    (1,159,560)        212,206         (714,230)
                                                                         -----------      ----------      -----------
                                                                         $43,647,153      $6,165,992      $19,356,021
                                                                         ===========      ==========      ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE .......................        $11.30          $11.71            $6.19
                                                                              ======          ======            =====

                 See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS  FOR THE YEAR ENDED AUGUST 31, 1997
================================================================================

                                                                                            MATTHEWS
                                                                          MATTHEWS           ASIAN
                                                                           PACIFIC        CONVERTIBLE      MATTHEWS
                                                                            TIGER         SECURITIES         KOREA
                                                                            FUND             FUND            FUND
                                                                          ----------      -----------      --------
INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of
     $58,937, $1,725 and $18,213, respectively) ......................     $ 685,401       $  53,993        $  94,735
   Interest ..........................................................        90,721          74,208           18,842
   Other .............................................................        13,956             450           40,671
                                                                         -----------       ---------        ---------
     Total investment income .........................................       790,078         128,651          154,248
                                                                         -----------       ---------        ---------
EXPENSES:
   Investment advisory fees (Note 2) .................................       358,055          44,164          104,316
   Transfer agent fees ...............................................        42,158          31,751           35,519
   Administration fees ...............................................        30,932          28,801           30,046
   Accounting fees ...................................................        67,208          45,218           45,000
   Professional fees .................................................        38,589           4,784           14,086
   Custodian fees ....................................................       107,178          12,334           41,442
   Directors fees (Note 2) ...........................................         5,000           5,000            5,000
   Insurance expense .................................................         7,278             791            1,283
   Amortization of organization costs (Note 1-E) .....................         6,734           6,734            3,124
   Printing expense ..................................................        13,702           2,433            4,571
   Registration expenses .............................................        27,252          14,186           17,742
   Other expenses ....................................................         1,921             360              660
                                                                         -----------       ---------        ---------
     Total expenses ..................................................       706,007         196,556          302,789
   Expenses reimbursed and waived (Note 2) ...........................       (25,702)       (112,644)         (42,000)
                                                                         -----------       ---------        ---------
     Net expenses ....................................................       680,305          83,912          260,789
                                                                         -----------       ---------        ---------
NET INVESTMENT INCOME (LOSS) .........................................       109,773          44,739         (106,541)
                                                                         -----------       ---------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY RELATED TRANSACTIONS:
   Net realized gain (loss) on investments ...........................       382,226         309,419         (393,866)
   Net realized loss on foreign currency related transactions ........        (5,567)         (1,243)         (55,376)
   Net change in unrealized appreciation (depreciation) on
     investments and foreign currency related transactions ...........    (1,348,057)        221,863         (175,375)
                                                                         -----------       ---------        ---------
   Net realized and unrealized gain (loss) on investments and
     foreign currency related transactions ...........................      (971,398)        530,039         (624,617)
                                                                         -----------       ---------        ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ................   $  (861,625)      $ 574,778        $(731,158)
                                                                         ===========       =========        =========

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                              MATTHEWS
                                                MATTHEWS PACIFIC          ASIAN CONVERTIBLE         MATTHEWS KOREA
                                                   TIGER FUND              SECURITIES FUND               FUND
                                            -------------------------   -----------------------  -----------------------
                                                YEAR          YEAR         YEAR        YEAR         YEAR         YEAR
                                                ENDED         ENDED        ENDED       ENDED        ENDED        ENDED
                                             AUGUST 31,    AUGUST 31,   AUGUST 31,  AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                1997          1996         1997        1996         1997         1996
                                            ------------   ----------   ----------  ----------   ----------   ----------
OPERATIONS:
   Net investment income (loss) ...........   $  109,773   $   25,665  $   44,739  $   58,981  $  (106,541) $  (20,150)
   Net realized gain (loss) on investments
     and foreign currency related
     transactions .........................      376,659       81,306     308,176      81,497     (449,242)   (206,210)
   Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency related transactions    (1,348,057)     179,432     221,863     (11,326)    (175,375)   (512,998)
                                             -----------  -----------  ----------  ----------  -----------  ----------
   Net increase (decrease) in net assets
     from operations ......................     (861,625)     286,403     574,778     129,152     (731,158)   (739,358)
                                             -----------  -----------  ----------  ----------  -----------  ----------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income ..................      (19,824)           0     (44,739)    (55,874)           0           0
   Realized gains on investments ..........      (69,727)           0     (86,133)    (10,864)           0      (7,128)
                                             -----------  -----------  ----------  ----------  -----------  ----------
                                                 (89,551)           0    (130,872)    (66,738)           0      (7,128)
                                             -----------  -----------  ----------  ----------  -----------  ----------
CAPITAL SHARE TRANSACTIONS (NET)
   (NOTE 1-I) .............................   27,450,272   15,779,289   2,449,726   2,347,269   17,365,849   2,963,715
                                             -----------  -----------  ----------  ----------  -----------  ----------
   Total increase in net assets ...........   26,499,096   16,065,692   2,893,632   2,409,683   16,634,691   2,217,229
NET ASSETS:
   Beginning of period ....................   17,148,057    1,082,365   3,272,360     862,677    2,721,330     504,101
                                             -----------  -----------  ----------  ----------  -----------  ----------
   End of period (including undistributed
     net investment income of $109,395,
     $0 and $0, respectively) .............  $43,647,153  $17,148,057  $6,165,992  $3,272,360  $19,356,021  $2,721,330
                                             ===========  ===========  ==========  ==========  ===========  ==========

                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
================================================================================

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                                   MATTHEWS ASIAN CONVERTIBLE
                                                           MATTHEWS PACIFIC TIGER FUND                  SECURITIES FUND
                                                        ----------------------------------    ----------------------------------
                                                           YEAR        YEAR      PERIOD         YEAR        YEAR       PERIOD
                                                           ENDED       ENDED      ENDED         ENDED       ENDED       ENDED
                                                        AUGUST 31,  AUGUST 31,  AUGUST 31,    AUGUST 31,  AUGUST 31,  AUGUST 31,
                                                           1997        1996       1995*         1997         1996       1995*
                                                        ----------  ----------  ----------    ----------  ----------  ----------
Net Asset Value, beginning of period ................     $ 10.81     $ 9.77    $ 10.00       $ 10.53      $ 9.88      $ 10.00
                                                          -------    -------     ------       -------     -------       ------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ............................        0.02       0.01       0.02          0.10        0.25         0.23
   Net realized and unrealized gain (loss) on
     investments and foreign currency ...............        0.50       1.03      (0.23)         1.42        0.75        (0.14)
                                                          -------    -------     ------       -------     -------       ------
     Total from investment operations ...............        0.52       1.04      (0.21)         1.52        1.00         0.09
                                                          -------    -------     ------       -------     -------       ------
   LESS DISTRIBUTIONS FROM:
   Net investment income ............................       (0.01)      0.00      (0.02)        (0.10)      (0.26)       (0.21)
   Net realized gains on investments ................       (0.02)      0.00       0.00         (0.24)      (0.09)        0.00
                                                          -------    -------     ------       -------     -------       ------
     Total distributions ............................       (0.03)      0.00      (0.02)        (0.34)      (0.35)       (0.21)
                                                          -------    -------     ------       -------     -------       ------
Net Asset Value, end of period ......................     $ 11.30    $ 10.81     $ 9.77       $ 11.71     $ 10.53       $ 9.88
                                                          =======    =======     ======       =======     =======       ======
TOTAL RETURN ........................................        4.75%     10.64%     (2.07)%**     14.67%      10.24%        0.89%**
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .............     $43,647    $17,148    $ 1,082       $ 6,166     $ 3,272       $  863
   Ratio of expenses to average net assets before
     reimbursement and waiver of expenses by
     Advisor and Administrator ......................        1.97%      4.35%     25.95%+        4.45%       8.73%       23.11%+
   Ratio of expenses to average net assets after
     reimbursement and waiver of expenses by
     Advisor and Administrator (Note 2) .............        1.90%      1.90%      2.17%+        1.90%       1.85%        2.26%+
   Ratio of net investment income (loss) to average
     net assets before reimbursement and waiver of
     expenses by Advisor and Administrator ..........        0.20%     (2.13)%   (23.41)%+      (1.55)%     (4.13)%     (18.68)%+
   Ratio of net investment income (loss) to average
     net assets after reimbursement and waiver of
     expenses by Advisor and Administrator ..........        0.27%      0.32%      0.36%+        1.00%       2.75%        2.17%+
   Portfolio turnover ...............................       70.73%    124.69%     92.53%        50.20%      88.16%      121.63%
   Average commission rate paid .....................     $0.0065    $0.0064        N/A       $0.0077     $0.0020          N/A

+  Annualized
*  The Funds commenced operations on September 13, 1994.
** Not annualized.

                See accompanying notes to financial statements.

================================================================================
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                         MATTHEWS KOREA FUND
                                                                                 ----------------------------------
                                                                                    YEAR        YEAR       PERIOD
                                                                                    ENDED       ENDED       ENDED
                                                                                 AUGUST 31,  AUGUST 31,  AUGUST 31,
                                                                                    1997        1996        1995*
                                                                                 ----------  ----------  ----------
Net Asset Value, beginning of period ..........................................     $ 7.23      $ 9.13    $ 10.00
                                                                                    ------      ------     ------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) ...............................................      (0.04)**    (0.07)      0.08**
   Net realized and unrealized loss on investments and foreign currency .......      (1.00)**    (1.75)     (0.95)**
                                                                                    ------      ------     ------
     Total from investment operations .........................................      (1.04)      (1.82)     (0.87)
                                                                                    ------      ------     ------
   LESS DISTRIBUTIONS FROM:
   Net investment income ......................................................       0.00        0.00       0.00
   Net realized gains on investments ..........................................       0.00       (0.08)      0.00
                                                                                    ------      ------     ------
     Total distributions ......................................................       0.00       (0.08)      0.00
                                                                                    ------      ------     ------
Net Asset Value, end of period ................................................     $ 6.19      $ 7.23     $ 9.13
                                                                                    ======      ======     ======
TOTAL RETURN ..................................................................     (14.38)%    (20.11)%    (8.70)%***
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .......................................    $19,356     $ 2,721     $  504
   Ratio of expenses to average net assets before reimbursement
     and waiver of expenses by Advisor and Administrator ......................       2.90%      11.36%     42.87%+
   Ratio of expenses to average net assets after reimbursement
     and waiver of expenses by Advisor and Administrator (Note 2) .............       2.50%       2.23%      0.24%+
   Ratio of net investment loss to average net assets before
     reimbursement and waiver of expenses by Advisor and Administrator ........      (1.81)%    (10.44)%   (41.79)%+
   Ratio of net investment income (loss) to average net assets after
     reimbursement and waiver of expenses by Advisor and Administrator ........      (1.41)%     (1.31)%     0.84%+
   Portfolio turnover .........................................................     112.68%     139.71%     42.16%
   Average commission rate paid ...............................................    $0.0911     $0.1397       N/A

+   Annualized
*   The Funds commenced operations on January 3, 1995.
**  Calculated using the average shares method.
*** Not annualized

                 See accompanying notes to financial statements.

MATTHEWS INTERNATIONAL FUNDS -- NOTES TO FINANCIAL STATEMENTS  AUGUST 31, 1997
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES
Matthews International Funds (the "Company") is an open-end investment management company registered under the Investment Company Act of 1940, as amended, as a series company. The Company currently consists of three separate investment series (each a "Fund" and collectively, the "Funds"): Matthews Pacific Tiger Fund, Matthews Asian Convertible Securities Fund and Matthews Korea Fund. The Matthews Pacific Tiger Fund and Matthews Korea Fund are organized to offer separate classes of shares and currently offer one class (Class I). The Matthews Pacific Tiger Fund and Matthews Korea Fund seek to maximize capital appreciation by investing, under normal circumstances, at least 65% of their total assets in equity securities of Pacific Tiger economies and South Korean companies, respectively. Pacific Tiger economies include Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand and China. The Matthews Asian Convertible Securities Fund seeks capital appreciation and current income by investing, under normal circumstances, at least 65% of its total assets in convertible securities of Asian economies. Asian economies include Hong Kong, Japan, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand, China and India. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
     A. SECURITY VALUATION: Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. All other securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. International dollar bonds are issued offshore, pay interest and principal in U.S. dollars, and are denominated in U.S. dollars. Portfolio securities traded on a foreign exchange are generally valued at the respective current prevailing exchange rates. The securities' values are translated into U.S. dollars using these rates. If subsequent to the time a rate has been established and it has been determined to have materially changed, the fair value of those securities, (considering the changing conditions) will be determined by (or under the direction of) the Funds' Board of Trustees.

     B. RISKS ASSOCIATED WITH FOREIGN SECURITIES: Investments by the Funds in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

     C. FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended August 31, 1997. Therefore, no Federal income tax provision is required.

MATTHEWS INTERNATIONAL FUNDS -- NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997 (CONTINUED)
================================================================================

D. DETERMINATION OF GAINS OR LOSSES ON SALES OF SECURITIES: Gains or losses on the sale of securities are determined on the identified cost basis.

E. ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations. In the event that any of the initial shares are redeemed during the period of amortization of the Funds organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of those shares outstanding at the time of redemption.

F. DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of Matthews Asian Convertible Securities Fund to distribute net investment income on a semi-annual basis and capital gains annually, if any. Matthews Pacific Tiger Fund and Matthews Korea Fund distribute net investment income and capital gains annually, if any. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes. At August 31, 1997 the Matthews Korea Fund reclassified $135,889 from accumulated net investment loss to additional paid-in capital. This reclassification had no effect on net assets.

G. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

H. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Interest income is recorded on the accrual basis and dividend income on the ex-dividend date.

I. CAPITAL SHARE TRANSACTIONS: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:

                                               MATTHEWS                               MATTHEWS ASIAN CONVERTIBLE
                                          PACIFIC TIGER FUND                               SECURITIES FUND
                                          ------------------                          -------------------------
                                   YEAR ENDED                YEAR ENDED             YEAR ENDED             YEAR ENDED
                                 AUGUST 31, 1997          AUGUST 31, 1996        AUGUST 31, 1997        AUGUST 31, 1996
                             -----------------------  ----------------------  ---------------------   ------------------
                               SHARES      AMOUNT      SHARES       AMOUNT    SHARES       AMOUNT     SHARES    AMOUNT
                             ----------  -----------  ---------  -----------  -------   -----------   -------  ---------
Shares sold ................  3,849,789  $46,641,829  1,657,416  $17,743,189   348,345  $ 3,949,981   259,782  $2,726,198
Shares issued through
   reinvestment of dividends      6,471       82,965          0            0     8,922       99,805     5,283      54,160
Shares redeemed ............ (1,581,884) (19,274,522)  (181,523)  (1,963,900) (141,726)  (1,600,060)  (41,474)   (433,089)
                             ----------  -----------  ---------  -----------  --------  -----------   -------  ----------
Net increase ...............  2,274,376  $27,450,272  1,475,893  $15,779,289   215,541  $ 2,449,726   223,591  $2,347,269
                             ==========  ===========  =========  ===========  ========  ===========   =======  ==========

                                          MATTHEWS KOREA FUND
                                          -------------------
                                    YEAR ENDED             YEAR ENDED
                                  AUGUST 31, 1997        AUGUST 31, 1996
                             -----------------------  ---------------------
                                SHARES     AMOUNT      SHARES     AMOUNT
                             ---------- ------------  --------   ----------
Shares sold ................  4,805,699 $ 30,420,501   452,855   $3,926,319
Shares issued through
   reinvestment of dividends          0            0       801        6,952
Shares redeemed ............ (2,056,201) (13,054,652) (132,685)    (969,556)
                             ---------- ------------  --------   ----------
Net increase ...............  2,749,498 $ 17,365,849   320,971   $2,963,715
                             ========== ============  ========   ==========

MATTHEWS INTERNATIONAL FUNDS -- NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997 (CONTINUED)
================================================================================

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Matthews International Capital Management (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, the Advisor charges the Funds a monthly fee of 1/12 of 1% on each Fund's respective average daily net assets. Certain officers and trustees of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the year ended August 31, 1997, are as follows:

                                                                                    EXPENSES
                                                INVESTMENT   VOLUNTARY             WAIVED AND
                                                 ADVISORY     EXPENSE   ADVISORY   REIMBURSED   DUE FROM    DAEWOO
                                                 FEE RATE   LIMITATION    FEES     BY ADVISOR    ADVISOR  SECURITIES
                                                ----------  ----------  --------   ----------   --------  ----------
Matthews Pacific Tiger Fund ...................     1.00%      1.90%    $358,055    $ 25,702     $9,788         --
Matthews Asian Convertible Securities Fund ....     1.00       1.90       44,164     112,644      8,320         --
Matthews Korea Fund ...........................     1.00       2.50      104,316      42,000      1,631      $73,436+

+Daewoo Securities is the affiliated broker for the Fund. This amount is the affiliated brokerage commissions paid.

The investment advisory agreements provide that any reductions made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years provided that Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations.

3. INVESTMENT TRANSACTIONS
Investment transactions for the year ended August 31, 1997, excluding temporary short-term investments, are as follows:

                                                                PURCHASES     PROCEEDS FROM SALES
                                                               -----------    -------------------
Matthews Pacific Tiger Fund .................................  $49,364,880       $23,871,174
Matthews Asian Convertible Securities Fund ..................    4,894,927         2,278,319
Matthews Korea Fund .........................................   28,709,972        11,475,029

The Funds  invest  excess cash in interest  bearing  deposits at The Bank of New
York.

4. CAPITAL LOSS CARRYOVER
At August 31, 1997, the Matthews Korea Fund had a capital loss carryover of $78,721, which expires in 2004, to offset possible future capital gains of the Fund.

REPORT OF INDEPENDENT AUDITORS
================================================================================
To The Shareholders and Board of Trustees of Matthews International Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Matthews International Funds (comprising, respectively, the Matthews Pacific Tiger Fund, Matthews Asian Convertible Securities Fund and Matthews Korea Fund, collectively referred to as the "Funds") as of August 31, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods ended August 31, 1995 were audited by other auditors whose report dated September 29, 1995 expresses an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian and brokers or applying alternative procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Matthews International Funds as of August 31, 1997, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

/S/ SIGNATURE
ERNST & YOUNG LLP

San Francisco, California
October 9, 1997

BOARD OF TRUSTEES
G. Paul Matthews
John H. Dracott
Richard K. Lyons
Robert K. Connolly
Dong Wook Park
David FitzWilliam-Lay
Norman J. Berryessa

OFFICERS
G. Paul Matthews
John H. Dracott
Brian B. Stableford

INVESTMENT ADVISOR
Matthews International Capital Management, LLC
655 Montgomery Street, Suite 1438
San Francisco, CA 94111
(800) 789-ASIA

KOREAN ADVISOR
Daewoo Capital Management Co., Ltd.
34-3, Yoido-dong, Yungdungpo-gu
Seoul, 150-010 Korea

UNDERWRITER
FPS Broker Services, Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA 19406
(800) 892-0382

SHAREHOLDER SERVICES
FPS Services, Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA 19406
(800) 892-0382

CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
345 California Street, 29th Floor
San Francisco, CA 94104

AUDITORS
Ernst & Young LLP
555 California Street, Suite 1700
San Francisco, CA 94104

                  FOR ADDITIONAL INFORMATION ABOUT THE MATTHEWS
                            INTERNATIONAL FUNDS CALL:
                                 (800) 789-ASIA

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.